LEASES - Other information related to leases - (Details)	Jun. 30, 2021
LEASES
Weighted-average remaining lease term (in years): Operating leases	8 years 2 months 12 days
Weighted-average remaining lease term (in years): Finance leases	2 years 6 months
Weighted-average discount rate: Operating leases	11.03%
Weighted-average discount rate: Finance leases	6.65%